Goodwill And Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets [Abstract]
Goodwill And Other Intangible Assets
Note 15 - Goodwill and Other Intangible Assets

A.	Acquired Intangible Assets

	December 31, 2011
		Weighted
		Remaining
	Gross	average
	carrying	amortization	Accumulated
	amount	period	amortization

Franchise agreement	$857	2.3 yrs	$(538)
Brand name	274	2.3 yrs	(158)
Customer relationship	281	1 yrs	(228)
Licenses	147	6.6 yrs	(49)
Total	$1,559		$(973)

	December 31, 2010
		Weighted
		Remaining
	Gross	average
	carrying	amortization	Accumulated
	amount	period	amortization

Franchise agreement	$857	3.3 yrs	$(358)
Brand name	274	3.3 yrs	(108)
Customer relationship	281	2 yrs	(162)
Licenses	147	7.6 yrs	(34)
Total	$1,559		$(662)

The expected intangible assets amortization expense for each of the next five years and thereafter is as follows:

2012	241
2013	214
2014	81
2015 and thereafter	50
$586

Aggregate amortization expense for amortizing intangible assets was $299, $319 and $311 for the years ended December 31, 2009, 2010 and 2011, respectively.

B.	Goodwill

The goodwill recorded in the acquisition from Bezeq represents future synergy in the company's content management and distribution services resulting from the use of the Emeq Haela facility for expanding its business and is attributed to the content management and distributtion segment.